UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5281

                        Oppenheimer Champion Income Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

   MARCH 31, 2008

--------------------------------------------------------------------------------

     Oppenheimer                                                  Management
     Champion Income                                             Commentaries
     Fund                                                           and
                                                                 Semiannual
                                                                   Report

--------------------------------------------------------------------------------

  MANAGEMENT COMMENTARIES

     An Interview with Your Fund's Managers

     Listing of Top Holdings

  SEMIANNUAL REPORT

     Listing of Investments

     Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
-----------------------------------------------------------------------
Nextel Communications, Inc.                                        2.7%
-----------------------------------------------------------------------
Federal National Mortgage Assn.                                    2.3
-----------------------------------------------------------------------
HBOS plc                                                           1.8
-----------------------------------------------------------------------
Barclays Bank                                                      1.7
-----------------------------------------------------------------------
HSBC Financial Capital Trust IX                                    1.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
-----------------------------------------------------------------------
Agency                                                             2.1%
-----------------------------------------------------------------------
AAA                                                                6.2
-----------------------------------------------------------------------
AA                                                                 3.9
-----------------------------------------------------------------------
A                                                                  4.9
-----------------------------------------------------------------------
BBB                                                               11.6
-----------------------------------------------------------------------
BB                                                                29.6
-----------------------------------------------------------------------
B                                                                 27.7
-----------------------------------------------------------------------
CCC                                                                7.1
-----------------------------------------------------------------------
D                                                                  0.2
-----------------------------------------------------------------------
Not Rated                                                          4.4
-----------------------------------------------------------------------
Other Securities                                                   2.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, are subject to change and based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

                     10 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
--------------------------------------------------------------------------------

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

     CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

     CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

     CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

     CLASS Y shares of the Fund were first publicly offered on 9/1/06. Class Y shares are offered only to certain institutional investors under special agreements with the distributor.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                     11 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
     (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

                     12 | OPPENHEIMER CHAMPION INCOME FUND
     described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                              BEGINNING        ENDING          EXPENSES
                              ACCOUNT          ACCOUNT         PAID DURING
                              VALUE            VALUE           6 MONTHS ENDED
ACTUAL                        OCTOBER 1, 2007  MARCH 31, 2008  MARCH 31, 2008
------------------------------------------------------------------------------
Class A                       $1,000.00        $  877.00       $4.71
------------------------------------------------------------------------------
Class B                        1,000.00           874.10        8.62
------------------------------------------------------------------------------
Class C                        1,000.00           873.30        8.47
------------------------------------------------------------------------------
Class N                        1,000.00           875.20        6.68
------------------------------------------------------------------------------
Class Y                        1,000.00           878.70        2.87

HYPOTHETICAL
(5% return before expenses)
------------------------------------------------------------------------------
Class A                        1,000.00         1,020.00        5.06
------------------------------------------------------------------------------
Class B                        1,000.00         1,015.85        9.26
------------------------------------------------------------------------------
Class C                        1,000.00         1,016.00        9.11
------------------------------------------------------------------------------
Class N                        1,000.00         1,017.90        7.19
------------------------------------------------------------------------------
Class Y                        1,000.00         1,021.95        3.09

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2008 are as follows:

CLASS     EXPENSE RATIOS
--------------------------
Class A       1.00%
--------------------------
Class B       1.83
--------------------------
Class C       1.80
--------------------------
Class N       1.42
--------------------------
Class Y       0.61

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                     13 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                                            PRINCIPAL
                                                                                               AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.3%
-----------------------------------------------------------------------------------------------------------------------

Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2005-R10, Cl. A2B, 2.819%, 12/25/35 1                                             $  1,601,375    $  1,515,389
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 6/13/11 2,3                                                  4,250,800              --
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2007-3, Cl. A3, 3.168%, 6/15/12 1                                                   26,040,000      25,726,103
-----------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2005-WF1, Mtg. Pass-Through Certificates, Series
2005-WF1, Cl. A2C, 2.839%, 6/25/35 1                                                        1,030,666         978,849
-----------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I,
Cl. ECFD, 2.249%, 1/25/29 1,3                                                                 437,665          56,896
-----------------------------------------------------------------------------------------------------------------------
Soundview Home Loan Trust 2006-OPT5, Asset-Backed Certificates, Series 2006-OPT5, Cl.
2A2, 2.689%, 7/25/36 1                                                                     20,113,549      19,553,364
                                                                                                         --------------

Total Asset-Backed Securities (Cost $52,076,826)                                                           47,830,601

-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--6.4%
-----------------------------------------------------------------------------------------------------------------------

Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series 2006-4, Cl. 2A1,
5.795%, 10/25/36 1                                                                            558,794         503,373
-----------------------------------------------------------------------------------------------------------------------

CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.006%, 10/25/36 1                                                 1,773,345       1,458,337
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 1                                                  910,422         667,190
-----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl.2A4, 5.75%, 1/25/35                                      4,148,000       3,542,804
-----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                                      1,420,000       1,273,788
-----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB, Cl.2A3, 5.50%, 2/25/36                                      1,050,000         933,457
-----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                       1,568,894       1,391,380
-----------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 1                                                4,637,975       4,458,253
Series 2007-HY1, Cl. 1A1, 5.691%, 4/25/37 1                                                 1,621,436       1,536,717
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2001-5, Cl. PJ, 6.50%, 3/25/31                                                         202,996         215,021
Series 2319, Cl. PZ, 6.50%, 5/15/31                                                         2,767,965       2,921,398
Series 2338, Cl. ZC, 6.50%, 7/15/31                                                         2,354,075       2,478,003
Series 2344, Cl. ZD, 6.50%, 8/15/31                                                         1,445,542       1,528,087
Series 2363, Cl. BZ, 6.50%, 9/15/31                                                         3,041,501       3,200,079
Series 2457, Cl. PE, 6.50%, 6/15/32                                                         2,557,492       2,674,169
Series 2936, Cl. PE, 5%, 2/1/35                                                             1,017,000         953,871

                      14 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                            PRINCIPAL
                                                                                               AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2520, Cl. SE, 52.468%, 5/15/22 5                                                   $ 1,724,675    $   158,469
Series 2574, Cl. IN, 6.231%, 12/15/22 5                                                     8,483,447      1,424,277
Series 2989, Cl. TS, 48.304%, 6/15/25 5                                                     8,787,885        868,586
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 12/25/17-8/25/33                                                                        4,569,347      4,612,106
5%, 3/25/18 6                                                                               8,368,352      8,488,263
5%, 4/1/38 7                                                                                1,760,000      1,742,125
5.50%, 10/1/33-1/25/34                                                                      4,000,224      4,051,863
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 2001-74, Cl. QE, 6%,
12/25/31                                                                                    4,450,433      4,604,979
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2003-14, Cl. OI, 10.882%, 3/25/33 5                                                   1,556,927        313,789
Trust 2003-23, Cl. ES, 42.373%, 10/25/22 5                                                  3,447,736        309,223
Trust 2003-52, Cl. NS, 37.953%, 6/25/23 5                                                   3,666,081        402,934
Trust 2004-65, Cl. SA, 60.542%, 5/25/23 5                                                   6,830,812        527,138
Trust 2005-86, Cl. AI, 8.019%, 10/1/35 5                                                    1,633,654        339,066
Trust 2006-33, Cl. SP, 40.625%, 5/25/36 5                                                   2,406,540        274,708
Trust 2006-43, Cl. SJ, 44.148%, 6/25/36 5                                                   4,820,634        502,648
Trust 2006-51, Cl. SA, 23.289%, 6/25/36 5                                                  16,941,915      1,720,411
Trust 334, Cl. 4, 11.074%, 7/1/33 5                                                         2,629,578        565,147
Trust 342, Cl. 2, 5.696%, 9/1/33 5                                                          5,920,530      1,315,046
----------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                         469,269         424,084
----------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates,
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                        970,000        854,505
----------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through Certificates,
Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35                                                     1,188,848      1,141,861
----------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35 1                                                7,448,906      7,162,005
----------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2003-C5, Commercial Mtg. Pass
-Through Certificates, Series 2003-C5, Cl. A2, 3.478%, 7/15/27                              6,962,524      6,927,987
----------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 3.049%, 10/25/36 1                                   23,021,898     21,078,458
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 6.085%, 10/25/36 1                                    1,758,493      1,687,076
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.002%, 6/25/37  1                                    2,193,763      2,080,356
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1, 5.861%, 9/1/37  1,3                                   1,073,593      1,041,385
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.426%, 6/25/36  1                                     650,000        602,496

                      15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------------------------

WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                $   2,412,092   $    2,254,415
-----------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.131%, 8/25/36 1                     2,466,111        2,392,165
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.541%, 3/25/35 1                       327,237          318,115
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.523%, 4/25/35 1                       543,264          507,953
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 1                    1,088,801        1,044,400
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 1                     1,920,319        1,810,385
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.109%, 3/25/36 1                     2,269,190        2,176,313
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 5.609%, 4/25/36 1                    15,819,005       15,696,436
                                                                                                       ----------------

Total Mortgage-Backed Obligations (Cost $133,138,585)                                                     131,157,100

-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--88.9%
-----------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--26.7%
-----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Goodyear Tire & Rubber Co. (The):

7.857% Nts., 8/15/11                                                                       6,280,000        6,460,550
9% Sr. Unsec. Nts., 7/1/15                                                                 4,246,000        4,511,375
-----------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                                      26,880,000       23,083,200
                                                                                                       ----------------
                                                                                                           34,055,125

-----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.6%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                        17,520,000       12,583,197
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.5%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                                 9,983,000        9,870,691
-----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--9.2%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 8                                                 8,520,000        7,199,400
-----------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                     3,800,000        3,325,000
8% Sr. Nts., 11/15/13                                                                      1,600,000        1,492,000
-----------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13  8                                      9,065,000        8,294,475
-----------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 10.75% Sr. Unsec. Nts., 2/1/16  8                            8,735,000        7,402,913
-----------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                              21,310,000       15,289,925
-----------------------------------------------------------------------------------------------------------------------
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15  8                             17,705,000       15,668,925
-----------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                            9,700,000        8,487,500
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                       11,010,000       11,092,575

                      16 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL
                                                                                             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                  $   4,225,000   $    3,876,438
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                      3,485,000        2,822,850
8% Sr. Sub. Nts., 4/1/12                                                                  7,885,000        7,254,200
----------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                            27,995,000       26,385,288
----------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                          780,000          711,750
6.875% Sr. Sub. Nts., 12/1/11                                                             1,100,000        1,039,500
----------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                        10,445,000        9,896,638
----------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 8                                     3,063,000        3,246,780
----------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3,9                                          3,900,000               --
----------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                       15,070,000        9,117,350
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                       2,840,000        1,668,500
----------------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                      7,600,000        6,498,000
----------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                               13,045,000        8,870,600
----------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14 3                                        6,610,000        6,477,800
----------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
12/1/14                                                                                  23,955,000       23,176,463
                                                                                                      ----------------
                                                                                                         189,294,870

----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.7%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                              9,170,000        8,622,689
----------------------------------------------------------------------------------------------------------------------
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                                          8,280,000        7,286,400
----------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                       3,495,000        1,869,825
8.875% Sr. Sub. Nts., 4/1/12                                                              6,145,000        3,441,200
----------------------------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                                   4,300,000        4,332,250
----------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                  5,720,000        5,233,800
----------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                                            1,165,000          576,675
10.75% Sr. Nts., 4/1/13                                                                   7,900,000        4,147,500
                                                                                                      ----------------
                                                                                                          35,510,339

----------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                         2,960,000        2,960,000
----------------------------------------------------------------------------------------------------------------------
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                    7,015,000        6,418,725
                                                                                                      ----------------
                                                                                                           9,378,725

----------------------------------------------------------------------------------------------------------------------
MEDIA--9.4%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                       3,600,000        3,546,000
----------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                  5,110,000        4,356,275

                      17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------
MEDIA Continued
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11 3                                                  $    250,884   $      166,838
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                       6,900,000        4,588,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09 8                                              223,614          149,821
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                              6,150,000        4,151,250
-----------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr. Sec. Nts.,
10/1/15                                                                                   14,454,000       10,117,800
-----------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 10                                12,850,000       11,629,250
-----------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                    4,300,000        4,203,250
9.875% Sr. Sub. Nts., 8/15/13                                                              9,529,000        8,314,053
-----------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 10                                                       1,100,000          797,500
0%/9% Unsec. Disc. Nts., 11/15/13 10                                                       2,715,000        1,968,375
8% Unsec. Nts., 11/15/13                                                                   2,090,000        1,536,150
-----------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                                       16,570,000       15,948,625
-----------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc.,
7.625% Sr. Unsec. Sub. Nts., 3/1/14                                                        3,000,000        2,662,500
-----------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                                12,855,000        8,387,888
-----------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                       4,899,000        4,335,615
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                         2,000,000        1,910,000
-----------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                         5,055,000        4,713,788
-----------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 10                                 10,900,000        8,202,250
-----------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                               6,800,000        3,196,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                      10,940,000        5,387,950
-----------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                                          15,135,000       15,135,000
-----------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., 0%/12.50% Sr. Unsec. Sub.
Disc. Nts., 8/1/16 10                                                                      6,020,000        3,837,750
-----------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2,8                                  8,120,000        3,897,600
-----------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                11,465,000        7,050,975
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                16,770,000       10,313,550
6.875% Sr. Nts., 1/15/13                                                                   9,365,000        5,759,475
-----------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                             3,900,000        3,149,250
-----------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 8                                    5,325,000        5,471,438
-----------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                           8,833,000        8,943,413
-----------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                  6,400,000        5,472,000
-----------------------------------------------------------------------------------------------------------------------
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14                                   3,800,000        3,429,500
-----------------------------------------------------------------------------------------------------------------------
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                                   4,400,000        3,410,000
-----------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 10                                  11,979,000        6,288,975
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          192,428,604

                      18 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                           PRINCIPAL
                                                                                              AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                          $   5,870,000   $   5,884,675
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17                                18,110,000       8,058,950
----------------------------------------------------------------------------------------------------------------------
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                6,800,000       7,225,000
----------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                          2,200,000       2,046,000
----------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                            8,440,000       8,461,100
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                                      7,410,000       6,891,300
                                                                                                       ---------------
                                                                                                          32,682,350

----------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 8                                                    7,685,000       7,896,338
----------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                 14,630,000      14,648,288
----------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                          3,660,000       2,964,600
                                                                                                       ---------------
                                                                                                          25,509,226

----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.5%
----------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.8%
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                                             10,195,000      10,347,925
8.375% Sr. Nts., 12/15/14                                                                  5,635,000       5,832,225
                                                                                                       ---------------
                                                                                                          16,180,150

----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                            14,749,000      14,136,238
----------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                          21,800,000      26,306,997
                                                                                                       ---------------
                                                                                                          40,443,235

----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                        2,000,000       1,925,000
8.625% Sr. Sub. Nts., 12/15/12                                                             6,900,000       7,055,250
----------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                             1,610,000       1,247,750
8.625% Sr. Nts., 5/1/09                                                                    4,200,000       3,675,000
8.875% Sr. Unsec. Nts., 3/15/11                                                              942,000         767,730
----------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr.
Sub. Nts., 4/1/17                                                                         16,510,000      14,116,050
----------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                                    2,800,000       2,856,000
                                                                                                       ---------------
                                                                                                          31,642,780

----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                               5,925,000       5,806,500

                      19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                             $   6,740,000   $    6,436,700
-----------------------------------------------------------------------------------------------------------------------
TOBACCO--0.6%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                      12,010,000       12,786,038
-----------------------------------------------------------------------------------------------------------------------
ENERGY--11.7%
-----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16 8                      11,315,000       11,371,575
-----------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14 8                                     11,725,000       11,754,313
-----------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375% Sr. Unsec. Nts., 7/15/14                                 7,110,000        7,429,950
                                                                                                       ----------------
                                                                                                           30,555,838

-----------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--10.2%
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                              11,235,000       11,487,788
-----------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                          5,335,000        5,481,713
-----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                                  21,580,000       21,472,100
-----------------------------------------------------------------------------------------------------------------------
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15                                     6,956,000        7,147,290
-----------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts., 8/1/66 1                          24,060,000       23,460,329
-----------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                  10,025,000       10,350,813
-----------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                          20,582,000       21,072,675
-----------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                             11,445,000       11,330,550
-----------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Unsec. Nts., 9/15/15                                                                     975,000          971,062
-----------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                           23,245,000       23,709,900
-----------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                 11,340,000       10,999,800
-----------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                765,000          753,525
7.375% Sr. Sub. Nts., 7/15/13                                                              2,475,000        2,524,500
7.50% Sr. Sub. Nts., 5/15/16                                                               2,745,000        2,827,350
-----------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                              6,815,000        6,610,550
7.50% Sr. Sec. Nts., 11/30/16                                                             10,000,000        9,700,000
-----------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18 8                                          4,980,000        5,179,200
-----------------------------------------------------------------------------------------------------------------------
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                                             11,255,000       10,467,150
-----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.125% Sr. Unsec. Nts., 3/15/12                                      19,855,000       21,790,863
-----------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                   1,600,000        1,596,000
                                                                                                       ----------------
                                                                                                          208,933,158

-----------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.6%
-----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                               16,545,000       14,518,238
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                             32,620,000       28,328,219
                                                                                                       ----------------
                                                                                                           42,846,457

                      20 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                             PRINCIPAL
                                                                                                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.5%
Barclays Bank plc, 6.278% Perpetual Bonds 11                                              $ 46,380,000   $ 37,122,552
-----------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 8,11                                        53,200,000     38,209,623
-----------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                      45,465,000     36,933,947
                                                                                                         --------------
                                                                                                          112,266,122

-----------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 3                                           3,265,000      2,677,300
-----------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                    17,210,000     14,131,992
                                                                                                         --------------
                                                                                                           16,809,292

-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 10                         1,700,000      1,385,500
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 8% Unsec. Perpetual Nts., Series K 11                                 4,265,000      4,278,733
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 1                                            3,035,000      2,999,406
-----------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 8                                                     3,895,000      2,862,825
-----------------------------------------------------------------------------------------------------------------------
Universal City Florida, 8.375% Sr. Unsec. Nts., 5/1/10 3                                     1,035,000      1,019,475
                                                                                                         --------------
                                                                                                           12,545,939

-----------------------------------------------------------------------------------------------------------------------
INSURANCE--0.3%
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 1                                       6,195,000      4,937,973
-----------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                                    875,000      1,090,092
-----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                                      845,000        944,241
                                                                                                         --------------
                                                                                                            6,972,306

-----------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.9%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                  6,092,000      6,000,620
-----------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                        11,715,000     10,953,525
-----------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 3.35% Sr. Unsec. Nts., 3/16/09 1                                      1,160,000      1,034,899
                                                                                                         --------------
                                                                                                           17,989,044

-----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.4%
Countrywide Financial Corp., 3.345% Unsec. Unsub. Nts, 5/5/08 1                              3,345,000      3,323,371
-----------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                                 24,638,000     24,163,275
                                                                                                         --------------
                                                                                                           27,486,646

-----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.2%
-----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15 8                                       9,145,000      9,327,900
-----------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15 12                            4,030,000      4,050,150
                                                                                                         --------------
                                                                                                           13,378,050

                      21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.0%
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                                             $ 20,040,000   $ 19,539,000
-----------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts., 6/15/11                       7,150,000      7,453,875
-----------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                             24,530,000     20,881,163
-----------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                          11,410,000     12,037,550
-----------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                  100,000         89,750
6.875% Sr. Sub. Nts., 12/15/15                                                                 575,000        503,125
-----------------------------------------------------------------------------------------------------------------------
PTS Acquisition, 9.50% Sr. Unsec. Nts., 4/15/15 12                                          12,300,000     10,024,500
-----------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                   13,045,000     10,370,775
-----------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12                                              10,265,000     10,265,000
-----------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 10                     15,800,000     12,166,000
                                                                                                         --------------
                                                                                                          103,330,738

-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
ReAble Therapeutics Finance LLC, 10.875% Sr. Unsec. Nts., 11/15/14 8                        11,945,000     11,258,163
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.9%
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16 3                                    11,665,000     11,402,538
-----------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                      3,900,000      3,831,750
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                         1,700,000      1,674,500
7.625% Sr. Sub. Nts., 2/1/18                                                                 1,710,000      1,718,550
-----------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                3,267,000      3,144,488
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                         2,400,000      2,352,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                              6,075,000      5,968,688
7.625% Sr. Sub. Nts., 6/15/12                                                                3,100,000      3,189,125
                                                                                                         --------------
                                                                                                           33,281,639

-----------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 2,3,9                                                2,000,000             --
13% Sr. Unsec. Nts., 2/1/09 2,3,9                                                           13,545,000             --
                                                                                                         --------------
                                                                                                                   --

-----------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                     1,670,000      1,457,075
-----------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                           7,210,000      5,371,450
                                                                                                         --------------
                                                                                                            6,828,525

                       22 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         PRINCIPAL
                                                                                            AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14             $ 17,935,000       $ 17,733,231
-----------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 2,3,9                    4,000,000                 --
-----------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                      4,455,000          4,388,175
7.50% Sr. Nts., 5/1/11                                                                   3,705,000          3,760,575
                                                                                                         --------------
                                                                                                           25,881,981

-----------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                  18,760,000         18,478,600
-----------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                          3,600,000          2,718,000
-----------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                   3,965,000          3,746,925
                                                                                                         --------------
                                                                                                           24,943,525

-----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14                      12,170,000         10,557,475
-----------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                             865,000            823,913
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                      8,185,000          7,704,131
-----------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                          4,800,000          4,896,000
-----------------------------------------------------------------------------------------------------------------------
Stena AB, 7.50% Sr. Unsec. Nts., 11/1/13 3                                               4,746,000          4,704,473
                                                                                                         --------------
                                                                                                           28,685,992

-----------------------------------------------------------------------------------------------------------------------
ADING COMPANIES & DISTRIBUTORS--1.1%
Ashtead Capital, Inc., 9% Nts., 8/15/16 8                                                2,305,000          1,878,575
-----------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                            2,540,000          2,108,200
-----------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                         21,915,000         17,312,850
                                                                                                         --------------
                                                                                                           21,299,625

-----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.5%
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts., 10/15/15                          13,235,000         10,918,875
-----------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2,3                   8,625,000                 86
                                                                                                         --------------
                                                                                                           10,918,961

-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.0%
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,3,9                                      4,250,000 EUR             --
-----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                          5,925,000          5,154,750
-----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,3,9                             7,603,797 EUR             --
-----------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,3,9                       2,562,215                 --
                                                                                                         --------------
                                                                                                                   --

                      23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.7%
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/20/12                                     $ 19,910,000   $ 20,546,324
-----------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14 3                               4,090,000      3,650,325
-----------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                    10,875,000     11,038,125
                                                                                                         --------------
                                                                                                           35,234,774

-----------------------------------------------------------------------------------------------------------------------
MATERIALS--7.2%
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.5%
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 3                                                            1,800,000      1,872,000
7.875% Sr. Unsec. Sub. Nts., 11/15/14 3                                                      1,365,000      1,453,725
-----------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                            3,860,000      4,130,200
11.625% Sr. Unsec. Nts., 10/15/10                                                              190,000        201,400
-----------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16                 14,775,000     11,321,344
-----------------------------------------------------------------------------------------------------------------------
Mosaic Co.:
7.375% Sr. Nts., 12/1/14 3                                                                   8,835,000      9,497,625
7.625% Sr. Nts., 12/1/16 8                                                                   1,160,000      1,252,800
                                                                                                         --------------
                                                                                                           29,729,094

-----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14 10                                    14,465,000      7,087,850
-----------------------------------------------------------------------------------------------------------------------
CONTAINERS & Packaging--2.2%
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                              16,725,000     17,268,563
-----------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                           13,365,000     11,293,425
-----------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 8.50% Sr. Nts., 8/15/11                              16,705,000     16,496,188
                                                                                                         --------------
                                                                                                           45,058,176

-----------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.6%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                               27,860,000     29,636,075
-----------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                8,032,000      8,641,163
-----------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 3                                     4,031,000      4,252,705
-----------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                             12,645,000     11,254,050
                                                                                                         --------------
                                                                                                           53,783,993

-----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                                                    11,505,000     11,735,100
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.4%
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                        29,465,000     26,813,150
-----------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18                                    10,185,000      9,828,525
-----------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 2,3,9                                     8,000,000             --
-----------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                             25,750,000     26,393,750

                      24 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL
                                                                                             AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 2,3,9                                         $  4,550,000   $            --
-----------------------------------------------------------------------------------------------------------------------
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                                               5,810,000         5,229,000
-----------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                    16,585,000        16,377,688
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                    10,705,000        10,571,188
-----------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 2,3,9                              4,500,000                --
                                                                                                      -----------------
                                                                                                           95,213,301

-----------------------------------------------------------------------------------------------------------------------
MEDIA--0.5%
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                  11,535,000        10,381,500
-----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                          2,643,000         2,715,683
7.50% Sr. Nts., 5/1/12                                                                   19,575,000        20,113,313
-----------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,3,9                         13,969,000                --
-----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                           74,380,000        57,311,798
-----------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10 3                                           5,800,000         5,988,500
-----------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                 2,408,000         2,039,309
                                                                                                      -----------------
                                                                                                           88,168,603

-----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                                       17,975,000        17,975,000
-----------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                  3,335,000         3,233,849
                                                                                                      -----------------
                                                                                                           21,208,849

-----------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 3                               1,947,759         1,957,497
-----------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 9.125% Sr. Unsec. Nts., 5/1/31                            1,580,000         1,441,750
                                                                                                      -----------------
                                                                                                            3,399,247
                                                                                                      -----------------
Total Corporate Bonds and Notes (Cost $2,032,231,213)                                                   1,822,860,443

                                                                                            SHARES
-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.3%
-----------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 3,9,12                                 247,589                --
-----------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 3,9                43,000                --
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 8.25% Non-Cum. Sub.,
Series S, Non Vtg.                                                                          824,825        19,837,041
-----------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 3,9,12                                      3,728                --
-----------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 8                             52,500         5,893,125
                                                                                                      -----------------
Total Preferred Stocks (Cost $36,910,395)                                                                  25,730,166

                      25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.7%
------------------------------------------------------------------------------------------------------------------------

AT&T, Inc.                                                                                     275,012   $   10,532,960
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A                                                                           941,686       18,212,207
------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                               176,191       15,552,380
------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 3,9                                                                 45,938          344,535
------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 9                                                                159,186          689,275
------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 3,9                                                                      288,828               --
------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                          130,548        5,246,724
------------------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 9                                                                        5,346,038        5,239,117
------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                    227,095        9,889,559
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                   266,050        9,697,523
                                                                                                         ---------------
Total Common Stocks (Cost $81,872,906)                                                                       75,404,280


                                                                                                 UNITS

------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 3,9                                           7,450               --
------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 9                                                 5,633            6,828
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,9                                         4,190               --
                                                                                                         ---------------
Total Rights, Warrants and Certificates (Cost $42,773)                                                            6,828

                                                                                               SHARES
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--2.4%
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 3.29% 4,13 (Cost $ 50,105,512)          50,105,512       50,105,512
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,386,378,210)                                                105.0%   2,153,094,930
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (5.0)    (101,668,734)
                                                                                         -------------------------------
NET ASSETS                                                                                       100.0%  $2,051,426,196
                                                                                         ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
EUR       Euro

1. Represents the current interest rate for a variable or increasing rate security.

2. Issue is in default. See Note 1 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $59,281,703, which represents 2.89% of the Fund's net assets. See Note 8 of accompanying Notes.

4. Rate shown is the 7-day yield as of March 31, 2008.

                      26 | OPPENHEIMER CHAMPION INCOME FUND

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,721,442 or 0.43% of the Fund's net assets as of March 31, 2008.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $8,488,263. See Note 6 of accompanying Notes.

7. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See Note 1 of accompanying Notes.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $160,250,122 or 7.81% of the Fund's net assets as of March 31, 2008.

9. Non-income producing security.

10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Interest or dividend is paid-in-kind, when applicable.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS         GROSS            SHARES
                                                     SEPTEMBER 30, 2007     ADDITIONS    REDUCTIONS    MARCH 31, 2008
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                          186,504,613   744,388,127   880,787,228       50,105,512

                                                                      DIVIDEND
                                                         VALUE         INCOME
---------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E   $ 50,105,512   $ 2,492,174

Futures Contracts as of March 31, 2008 are as follows:

                                                                                                            UNREALIZED
                                                               NUMBER OF   EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION                                BUY/SELL   CONTRACTS         DATE          VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                             Sell         192      6/19/08   $ 63,552,000    $    (797,384)
U.S. Long Bonds                                         Sell         201      6/19/08     23,878,172         (218,933)
U.S. Treasury Nts., 2 yr.                                Buy         372      6/30/08     79,852,125          (34,782)
U.S. Treasury Nts., 5 yr.                                Buy           9      6/30/08      1,028,109           16,992
U.S. Treasury Nts., 10 yr.                               Buy         475      6/19/08     56,502,734          135,505
                                                                                                        ---------------
                                                                                                        $    (898,602)
                                                                                                        ===============

                      27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      PAY/
                                                               BUY/SELL  NOTIONAL  RECEIVE                   PREMIUM
SWAP                                                             CREDIT    AMOUNT    FIXED  TERMINATION        PAID/
COUNTERPARTY                 REFERENCE ENTITY                PROTECTION    (000S)     RATE         DATE    (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                             Beazer Homes USA, Inc.                Sell  $  4,580   4.7000%     9/20/08  $        --   $  (154,845)
                             Capmark Financial Group, Inc.         Sell       875   5.0000      6/20/12     (245,000)     (238,434)
                             Citigroup, Inc.                       Sell    24,850   3.2500      9/20/08           --    (1,388,096)
                             Dillard's, Inc.                       Sell     3,850   1.9000     12/20/08           --       (39,728)
                             HCP, Inc.                             Sell     1,475   4.6000      3/20/09           --         1,394
                             iStar Financial, Inc.                 Sell     1,940   4.4000     12/20/12           --      (258,154)
                             Merrill Lynch & Co., Inc.             Sell     7,440   0.6800      9/20/08           --           833
                             Six Flags, Inc.                       Sell     2,905   7.0000      9/20/08           --      (258,928)
                             Six Flags, Inc.                       Sell     1,885   8.2500     12/20/08           --      (253,864)
                             The Mosaic Co.                        Sell     2,350   1.5000      9/20/12           --        58,985
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                             Amkor Technology, Inc.                Sell     1,355   2.0500      9/20/08           --        (2,341)
                             Cablevision Systems Corp.             Sell       750   3.1000     12/20/10           --       (39,403)
                             Capmark Financial Group, Inc.         Sell     7,275   9.7000     12/20/12           --      (992,266)
                             Capmark Financial Group, Inc.         Sell     6,050   9.7500     12/20/12           --      (817,095)
                             Capmark Financial Group, Inc.         Sell    17,425   7.1250     12/20/12           --    (3,576,621)
                             Ford Motor Credit Co.                 Sell    13,200   2.3200      3/20/12           --    (2,817,883)
                             Intelsat Ltd.                         Sell     2,825   5.0000      3/20/09           --       (22,041)
                             Intelsat Ltd.                         Sell     2,895   4.3000     12/20/08           --       (73,215)
                             Nalco Co.                             Sell     2,200   3.6000      9/20/12           --       (25,498)
                             Nortel Networks Corp.                 Sell     8,855   1.8900      9/20/08           --         2,603
                             Reliant Energy, Inc.                  Sell     2,300   2.4500      9/20/11           --      (162,051)
                             Reliant Energy, Inc.                  Sell     5,520   2.6000      9/20/11           --      (364,497)
                             Reliant Energy, Inc.                  Sell     5,900   3.9000      9/20/11           --      (163,288)
                             Tribune Co.                           Sell     2,500   5.0000      3/20/10     (825,000)   (1,034,778)
                             Tribune Co.                           Sell     2,835   5.0000      3/20/10     (907,200)   (1,173,438)
                             Tribune Co.                           Sell     2,735   5.0000      3/20/10     (895,713)   (1,132,047)
                             Tribune Co.                           Sell     2,655   5.0000      3/20/10     (929,250)   (1,098,934)
                             Tribune Co.                           Sell     6,665   7.6000      9/20/08           --      (665,834)
                             Tribune Co.                           Sell     5,915   7.5000      9/20/08           --      (593,588)
                             Univision Communications, Inc.        Sell     2,301   1.1000      6/20/08           --       (75,418)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                             Aramark Corp.                         Sell     3,600   6.0000      3/20/13           --        13,608
                             ArvinMeritor, Inc.                    Sell     4,610   1.4000      9/20/08           --      (117,431)
                             ArvinMeritor, Inc.                    Sell     4,330   1.6000      9/20/08           --      (106,024)
                             Capmark Financial Group, Inc.         Sell     5,340   3.5000      6/20/12           --    (1,694,371)
                             Capmark Financial Group, Inc.         Sell     5,875   5.2000     12/20/12           --    (1,508,342)
                             Capmark Financial Group, Inc.         Sell     2,880   6.2500     12/20/12           --      (658,535)
                             CDX.NA.IG.10 Index                     Buy    20,515   1.5500      6/20/13     (133,790)     (154,494)
                             CDX.NA.IG.HVOL.10 Index                Buy    20,515   3.5000      6/20/13     (233,031)     (236,635)
                             CenturyTel, Inc.                       Buy     5,750   0.3775      9/20/12           --       236,176

                      28 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                                       PAY/
                                                               BUY/SELL  NOTIONAL   RECEIVE                   PREMIUM
SWAP                                                             CREDIT    AMOUNT     FIXED  TERMINATION        PAID/
COUNTERPARTY                 REFERENCE ENTITY                PROTECTION     (000S)     RATE         DATE    (RECEIVED)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International: Continued
                             Charter Communications
                             Holdings LLC                           Buy   $   880   7.0000%      9/20/10  $        --  $   386,065
                             Charter Communications
                             Holdings LLC                          Sell       880   5.0000       9/20/17     (176,000)    (538,146)
                             Charter Communications
                             Holdings LLC                           Buy     3,255   5.0000       9/20/10      207,506    1,497,606
                             Charter Communications
                             Holdings LLC                          Sell     3,255   5.0000       9/20/17     (651,000)  (1,990,530)
                             Dean Foods Co.                        Sell     2,280   1.0200       6/20/11           --     (301,592)
                             Dean Foods Co.                        Sell     2,365   1.0000       6/20/11           --     (314,112)
                             El Paso Corp.                         Sell     2,575   2.8000       3/20/18           --      (59,663)
                             Ford Motor Credit Co.                 Sell    10,100   2.3850       3/20/12           --   (2,137,594)
                             Ford Motor Credit Co.                 Sell     4,100   2.5500       3/20/12           --     (848,659)
                             Freescale Semiconductor, Inc.         Sell     5,270   5.0000       3/20/13     (961,775)  (1,155,901)
                             GMAC LLC                              Sell     9,820   5.0000       3/20/09   (1,423,900)    (943,378)
                             GMAC LLC                              Sell     9,605   1.3900       3/20/17           --   (3,044,449)
                             Harrah's Operating Co., Inc.          Sell     6,015   5.0000       3/20/10     (383,456)    (347,625)
                             Intelsat Ltd.                         Sell       295   5.7500       3/20/09           --         (168)
                             Intelsat Ltd.                         Sell     2,855   4.4000       3/20/09           --      (38,791)
                             iStar Financial, Inc.                 Sell       775   4.0000      12/20/12           --     (103,128)
                             iStar Financial, Inc.                 Sell     4,540   4.1500      12/20/12           --     (604,133)
                             iStar Financial, Inc.                 Sell       645  12.0000       3/20/09           --       (9,305)
                             Massey Energy Co.                     Sell     2,500   5.0000       3/20/13           --       47,885
                             Massey Energy Co.                     Sell       995   5.0000       3/20/13           --       19,058
                             Nalco Co.                             Sell     4,425   3.4000       9/20/12           --      (84,141)
                             Nalco Co.                             Sell     2,165   3.6000       9/20/12           --      (60,884)
                             Rite Aid Corp.                        Sell     2,265   7.5000       3/20/09           --      (31,370)
                             Smithfield Foods, Inc.                Sell     4,650   1.4900       3/20/12           --     (474,830)
                             Sprint Nextel Corp.                   Sell     4,240   6.3000       3/20/09           --        8,221
                             Tenet Healthcare Corp.                Sell    10,155   4.0500      12/20/08           --       88,795
                             The Goodyear Tire & Rubber Co.        Sell     2,990   1.5500       9/20/08           --         (706)
                             Toys "R" Us, Inc.                     Sell     2,495   2.8000       9/20/08           --      (68,802)
                             Tribune Co.                           Sell     3,135   6.3500      12/20/08           --     (386,875)
                             TXU Corp.                             Sell     4,765   1.5300       6/20/11           --     (609,177)
                             TXU Corp.                             Sell     2,380   1.6100       6/20/11           --     (299,178)
                             TXU Corp.                             Sell       645   5.9100      12/20/12           --      (29,369)
                             TXU Corp.                             Sell       625   6.0500      12/20/12           --      (25,452)
                             TXU Corp.                             Sell       645   6.0000      12/20/12           --      (27,374)
                             Univision Communications, Inc.        Sell     6,500  14.6000       3/20/09           --       69,017
                             Vornado Realty LP                     Sell       985   3.6000       3/20/09           --       (1,686)
                             Wachovia Corp.                        Sell     2,100   1.0000       3/20/09           --           34
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                             ABX.HE.AA.06-2 Index                  Sell     5,710   0.1700       5/25/46     (685,146)  (3,316,861)
                             Ambac Assurance Corp.                 Sell     2,820   4.5500       9/20/08           --      (66,967)

                      29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                                      PAY/
                                                               BUY/SELL  NOTIONAL  RECEIVE                   PREMIUM
SWAP                                                             CREDIT    AMOUNT    FIXED   TERMINATION       PAID/
COUNTERPARTY                 REFERENCE ENTITY                PROTECTION     (000S)    RATE          DATE   (RECEIVED)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
                             Ambac Assurance Corp.                 Sell  $  2,235   4.5500%      9/20/08  $       --  $    (53,075)
                             Cemex                                 Sell       985   2.0000       3/20/09          --            32
                             CenturyTel, Inc.                       Buy     8,625   0.4250       9/20/12          --       337,626
                             CenturyTel, Inc.                       Buy    10,520   0.5300       9/20/12          --       366,938
                             Countrywide Home Loans, Inc.          Sell     1,830   3.2500       9/20/08          --       (25,728)
                             Countrywide Home Loans, Inc.          Sell    24,825   2.5500       9/20/08          --      (434,959)
                             Countrywide Home Loans, Inc.          Sell     5,360   8.5000      12/20/08          --        33,897
                             Countrywide Home Loans, Inc.          Sell    11,420   9.0000      12/20/08          --       113,378
                             Countrywide Home Loans, Inc.          Sell    11,405   9.7500      12/20/08          --       174,896
                             CVRD Inco Ltd.                         Buy     4,565   0.6300       3/20/17          --       207,516
                             Ford Motor Co.                        Sell     2,930   8.2000       3/20/18          --      (216,120)
                             Ford Motor Co.                        Sell    12,110   6.0000      12/20/16          --    (1,789,010)
                             Ford Motor Co.                        Sell    17,975   5.8500      12/20/16          --    (3,661,508)
                             Ford Motor Co.                        Sell    14,385   5.8000      12/20/16          --    (2,958,505)
                             Ford Motor Credit Co.                 Sell    21,350   2.3900       3/20/12          --    (4,515,568)
                             Ford Motor Credit Co.                 Sell     7,120   2.3400       3/20/12          --    (1,515,933)
                             Freescale Semiconductor, Inc.         Sell     1,060   5.0000       3/20/13    (188,150)     (190,096)
                             Freescale Semiconductor, Inc.         Sell     1,510   5.0000       3/20/13    (286,900)     (295,965)
                             General Motors Corp.                  Sell     9,690   4.7500      12/20/16          --    (1,855,732)
                             General Motors Corp.                  Sell    11,510   4.6800      12/20/16          --    (2,239,213)
                             GMAC LLC                              Sell     9,315   1.3700       3/20/17          --    (2,963,195)
                             Intelsat, Ltd.                        Sell     2,835   4.7500       3/20/09          --       (28,951)
                             Intelsat, Ltd.                        Sell     1,700   5.0000       3/20/09          --       (13,263)
                             Intelsat, Ltd.                        Sell     1,145   4.4000       3/20/09          --       (15,557)
                             iStar Financial, Inc.                 Sell     5,570   4.0000      12/20/12          --      (741,194)
                             iStar Financial, Inc.                 Sell     1,590  12.0000       3/20/09          --       (22,939)
                             iStar Financial, Inc.                 Sell    19,975   2.9250      12/20/08          --    (1,562,584)
                             iStar Financial, Inc.                 Sell    11,620   3.0000      12/20/08          --      (902,955)
                             iStar Financial, Inc.                 Sell    12,890   5.8500      12/20/08          --      (746,937)
                             iStar Financial, Inc.                 Sell     4,265   4.3200      12/20/12          --      (567,539)
                             iStar Financial, Inc.                 Sell     5,405   4.5000      12/20/12          --      (719,238)
                             Lehman Brothers Holdings, Inc.        Sell     3,720   1.4100       9/20/08          --       (94,577)
                             MBIA, Inc.                            Sell     3,770   1.5200       9/20/08          --      (245,691)
                             MBIA, Inc.                            Sell     5,730   4.9000      12/20/12          --      (743,662)
                             Merrill Lynch & Co., Inc.             Sell     1,060   1.8500       6/20/08          --         3,322
                             MGM Mirage                            Sell     4,610   1.1500      12/20/09          --      (173,258)
                             SLM Corp.                             Sell     2,985   2.0100       9/20/09          --      (285,527)
                             TXU Corp.                             Sell     5,635   2.5500       9/20/08          --       (52,152)
                             Vale Overseas Ltd.                    Sell     4,565   1.0500       3/20/17          --      (427,056)
                             Vornado Realty LP                     Sell     1,995   3.8750       6/20/09          --         1,997
                             Wachovia Corp.                        Sell     4,660   1.0000       3/20/09          --            77
                             Washington Mutual, Inc.               Sell     3,500   4.5000      12/20/08          --       (74,102)
                             Washington Mutual, Inc.               Sell     2,260   4.5000      12/20/08          --       (47,849)

                      30 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------


                                                                                      PAY/
                                                               BUY/SELL  NOTIONAL  RECEIVE                    PREMIUM
SWAP                                                             CREDIT    AMOUNT    FIXED   TERMINATION        PAID/
COUNTERPARTY                 REFERENCE ENTITY                PROTECTION     (000S)    RATE          DATE    (RECEIVED)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
                             Amkor Technology, Inc.                Sell  $  1,535   2.6500%      9/20/08  $        --  $     1,969
                             ArvinMeritor, Inc.                    Sell     4,615   1.6000       9/20/08           --     (113,003)
                             ArvinMeritor, Inc.                    Sell     3,015   2.2500       9/20/08           --      (64,150)
                             Beazer Homes USA, Inc.                Sell     4,720   2.5000       6/20/08           --      (97,931)
                             Beazer Homes USA, Inc.                Sell     4,200   2.6500       9/20/08           --     (169,033)
                             Beazer Homes USA, Inc.                Sell     4,580   4.8000       9/20/08           --     (136,525)
                             CenturyTel, Inc.                       Buy     3,555   2.2000       3/20/13           --      (48,572)
                             First Data Corp.                      Sell       890   3.0000       9/20/08           --       (1,060)
                             First Data Corp.                      Sell     3,015   1.3500       9/20/08           --      (27,771)
                             Ford Motor Co.                        Sell     2,500   6.4000      12/20/17           --     (354,190)
                             General Mills, Inc.                   Sell     2,540   0.3800      12/20/12           --       (1,933)
                             General Motors Corp.                  Sell     9,690   4.9500      12/20/16           --   (1,771,729)
                             General Motors Corp.                  Sell     2,500   5.9500      12/20/17           --     (340,810)
                             GMAC LLC                              Sell     4,650   1.3900       3/20/17           --   (1,473,887)
                             GMAC LLC                              Sell     5,660   1.3900       3/20/17           --   (1,794,022)
                             GMAC LLC                              Sell     2,115   1.3700       3/20/17           --     (672,803)
                             GMAC LLC                              Sell    15,150   1.3900       3/20/17           --   (4,802,020)
                             iStar Financial, Inc.                 Sell    12,460   3.9500      12/20/12           --   (1,658,040)
                             K. Hovnanian Enterprises, Inc.        Sell     6,661   2.0000       6/20/08           --     (229,338)
                             K. Hovnanian Enterprises, Inc.        Sell     9,189   2.0000       6/20/08           --     (316,377)
                             K. Hovnanian Enterprises, Inc.        Sell     9,195   1.8000       6/20/08           --     (321,126)
                             Lehman Brothers Holdings, Inc.        Sell     3,770   0.8000       9/20/10           --     (203,829)
                             Lennar Corp.                          Sell     4,375   2.9000      12/20/08           --     (119,766)
                             Merrill Lynch & Co.,Inc.              Sell     2,410   1.8500       6/20/08           --        7,553
                             Nalco Co.                             Sell     2,365   3.7000       9/20/12           --      (18,631)
                             Qwest Corp.                           Sell     3,555   4.7000       3/20/13           --      104,471
                             R.H. Donnelley Corp.                  Sell     2,240   9.0000       3/20/09           --      (77,576)
                             Rite Aid Corp.                        Sell     3,845   8.0600       3/20/09           --      (33,244)
                             Sara Lee Corp.                         Buy     2,455   0.4190       9/20/12           --       67,775
                             Six Flags, Inc.                       Sell     1,835  10.8500      12/20/08           --     (216,833)
                             Smurfit-Stone Container
                             Enterprises, Inc.                     Sell     2,980   1.4500       9/20/08           --          (89)
                             Sprint Nextel Corp.                   Sell     1,520   6.3000       3/20/09           --        2,947
                             Standard Pacific Corp.                Sell    19,931   2.2000       6/20/08           --     (359,356)
                             Univision Communications, Inc.        Sell     4,895   5.0000       6/20/09     (489,500)     (44,956)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International:
                             ABX.HE.AA.06-1 Index                  Sell     9,410   0.1700       5/25/46   (3,716,728)  (5,457,533)
                             ABX.HE.AA.06-2 Index                  Sell     2,095   0.1700       5/25/46     (172,610)  (1,215,041)
                             CMBX.NA.AJ.3 Index                    Sell    11,700   1.4700      12/13/49   (1,438,455)  (2,125,304)
                             CMBX.NA.AJ.4 Index                    Sell    11,700   0.9600       2/17/51   (2,017,939)  (2,530,095)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA,
NY Branch:
                             Citigroup, Inc.                       Sell     4,520   1.3000       9/20/08           --     (294,623)
                             CMBX.NA.AJ.3 Index                    Sell     6,000   1.4700      12/13/49     (719,316)  (1,003,203)
                             CMBX.NA.AJ.4 Index                    Sell     6,000   0.9600       2/17/51   (1,016,158)  (1,251,751)

                        31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                                      PAY/
                                                               BUY/SELL  NOTIONAL  RECEIVE                    PREMIUM
SWAP                                                             CREDIT    AMOUNT    FIXED   TERMINATION        PAID/
COUNTERPARTY                 REFERENCE ENTITY                PROTECTION   (000S)      RATE          DATE   (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA, NY Branch: Continued
                             Countrywide Home Loans, Inc.          Sell  $  9,380   1.8000%      9/20/08  $        --  $  (199,137)
                             Dean Foods Co.                        Sell     4,795   1.0300       6/20/11           --     (632,974)
                             Dean Foods Co.                        Sell     4,795   1.0600       6/20/11           --     (629,090)
                             Dean Foods Co.                        Sell     2,400   1.0500       6/20/11           --     (315,521)
                             Dean Foods Co.                        Sell     6,145   1.0800       6/20/11           --     (802,887)
                             Dole Food Co., Inc.                   Sell       810   2.3800       9/20/08           --      (39,982)
                             Ford Motor Co.                        Sell    12,110   6.0000      12/20/16           --   (2,395,394)
                             General Motors Corp.                  Sell    14,375   4.7500      12/20/16           --   (2,752,956)
                             Lehman Brothers Holdings, Inc.        Sell    29,550   1.5500       9/20/08           --     (730,860)
                             Merrill Lynch & Co., Inc.             Sell    29,550   0.8000       9/20/08           --       21,217
                             Rite Aid Corp.                        Sell     2,250   1.4000       9/20/08           --      (97,333)
                             The Bear Stearns Cos., Inc.           Sell     7,530   2.7000       9/20/08           --       (6,039)
                             The Mosaic Co.                        Sell     2,345   1.5000       9/20/12           --       58,860
                             The Mosaic Co.                        Sell     4,480   1.5000       9/20/12           --      112,448
                             Toys "R" Us, Inc.                     Sell     2,300   1.9200       9/20/08           --      (73,347)
                             Tribune Co.                           Sell     4,560   8.5000       9/20/08           --     (436,957)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                             ABX.HE.AA.06-1 Index                  Sell     6,590   0.1700       5/25/46   (4,266,496)  (3,816,592)
                             ABX.HE.AA.06-2 Index                  Sell     2,500   0.1700       5/25/46     (612,358)  (1,447,872)
                             Allied Waste North America,
                             Inc.                                  Sell     2,760   2.2100       9/20/09           --        2,501
                             Ambac Assurance Corp.                 Sell     1,180   4.6500       9/20/08           --      (27,440)
                             Amkor Technology, Inc.                Sell     2,093   2.5000       9/20/08           --        1,109
                             Aramark Corp.                         Sell     2,560   6.0000       3/20/13           --        9,677
                             ArvinMeritor, Inc.                    Sell     4,645   1.1500       9/20/08           --     (124,054)
                             ArvinMeritor, Inc.                    Sell     4,210   2.2000       9/20/08           --      (27,845)
                             ArvinMeritor, Inc.                    Sell     2,286   3.0000       9/20/08           --      (40,174)
                             Beazer Homes USA, Inc.                Sell     4,885   2.6500       6/20/08           --      (99,527)
                             Beazer Homes USA, Inc.                Sell     2,400   2.3300       6/20/08           --      (50,810)
                             Beazer Homes USA, Inc.                Sell     6,810   5.4000       9/20/08           --     (183,169)
                             Beazer Homes USA, Inc.                Sell     3,015   5.0000       9/20/08     (301,500)     (86,947)
                             Cablevision Systems Corp.             Sell     1,180   3.4000      12/20/10           --      (71,277)
                             Cablevision Systems Corp.             Sell     4,735   3.1300      12/20/10           --     (252,489)
                             Capital One Bank                       Buy     1,290   1.8000      12/20/12           --       94,144
                             Centex Corp.                          Sell     3,010   1.7500       9/20/09           --     (170,441)
                             CenturyTel, Inc.                       Buy     5,900   1.9200       3/20/13           --       (8,644)
                             CenturyTel, Inc.                       Buy     5,165   2.0500       3/20/13           --      (36,816)
                             CenturyTel, Inc.                       Buy     4,095   2.0500       3/20/13           --      (29,189)
                             CenturyTel, Inc.                       Buy     2,255   2.1700       3/20/13           --      (27,863)
                             Charter Communications
                             Holdings LLC                          Sell     2,210   5.0000       9/20/12     (331,500)  (1,263,132)
                             Charter Communications
                             Holdings LLC                           Buy     2,210   7.2500       9/20/10           --      963,642

                        32 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                                      PAY/
                                                               BUY/SELL  NOTIONAL  RECEIVE                    PREMIUM
SWAP                                                             CREDIT    AMOUNT    FIXED   TERMINATION        PAID/
COUNTERPARTY                 REFERENCE ENTITY                PROTECTION    (000S)     RATE          DATE   (RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.: Continued
                             Charter Communications
                             Holdings LLC                          Sell  $  2,205   5.0000%      9/20/12  $  (352,800) $(1,260,274)
                             Charter Communications
                             Holdings LLC                           Buy     2,205   7.6000       9/20/10           --      953,210
                             Charter Communications
                             Holdings LLC                           Buy     1,670   7.4000       9/20/10           --      725,503
                             Charter Communications
                             Holdings LLC                          Sell     1,670   5.0000       9/20/12     (250,500)    (954,494)
                             CMBX.NA.AJ.3 Index                    Sell    12,500   1.4700      12/13/49   (1,763,659)  (2,092,830)
                             Companhia Vale Do Rio Doce            Sell     3,540   1.5900       3/20/17           --     (260,409)
                             CSC Holdings, Inc.                    Sell     2,625   5.6000       3/20/13           --       44,680
                             CVRD Inco Ltd.                         Buy     3,540   0.7100       3/20/17           --      115,248
                             Dillard's, Inc.                       Sell     4,935   2.2500      12/20/08           --       54,981
                             Dillard's, Inc.                       Sell    14,305   2.2500      12/20/08           --      159,372
                             Dole Food Co., Inc.                   Sell     4,255   5.0000       3/20/09     (680,800)    (489,648)
                             Dole Food Co., Inc.                   Sell     4,345   3.2000       9/20/08           --     (197,289)
                             Dole Food Co., Inc.                   Sell     2,955   5.2500       9/20/08           --     (104,959)
                             Dole Food Co., Inc.                   Sell     3,020   3.4500       9/20/08           --     (133,487)
                             D.R. Horton, Inc.                     Sell     5,735   4.2000      12/20/08           --        9,813
                             First Data Corp.                      Sell     4,485   2.7500       9/20/08           --      (16,191)
                             First Data Corp.                      Sell     4,485   3.5000       9/20/08           --          619
                             First Data Corp.                      Sell     2,100   3.0000       9/20/08           --       (4,956)
                             First Data Corp.                      Sell     2,400   3.0000       9/20/08           --       (5,664)
                             Ford Motor Credit Co. LLC             Sell     6,320   9.0500       3/20/10           --     (133,023)
                             Freescale Semiconductor, Inc.         Sell     1,340   5.0000       3/20/13     (251,250)    (226,195)
                             General Mills, Inc.                   Sell     3,075   0.4000      12/20/12           --          378
                             General Motors Corp.                  Sell     1,090   7.7000       3/20/18           --      (89,139)
                             Genworth Financial, Inc.              Sell     3,055   3.2500       3/20/09           --        4,479
                             Georgia-Pacific LLC                   Sell     3,100   0.8000      12/20/08           --      (64,880)
                             GMAC LLC                              Sell     4,985   1.4000       3/20/17           --   (1,577,219)
                             GMAC LLC                              Sell     4,650   1.4000       3/20/17           --   (1,471,227)
                             Harrah's Operating Co.,  Inc.         Sell     5,600   2.3000       9/20/08           --     (120,305)
                             K. Hovnanian Enterprises, Inc.        Sell     6,820   4.2200       9/20/08           --     (349,327)
                             K. Hovnanian Enterprises, Inc.        Sell     3,015   7.5000       9/20/08           --     (107,150)
                             Lennar Corp.                          Sell    17,715   2.9000      12/20/08           --     (484,948)
                             Levi Strauss & Co.                    Sell     2,930   1.6000       9/20/08           --        8,374
                             MBIA, Inc.                            Sell    24,915   1.9500       9/20/08           --   (1,571,763)
                             Morgan Stanley                        Sell     7,485   0.6400       9/20/08           --       (3,518)
                             Nalco Co.                             Sell     1,325   3.4000       9/20/12           --      (25,195)
                             Nortel Networks Corp.                 Sell     4,435   1.8500       9/20/08           --          412
                             Owens-Illinois, Inc.                  Sell     5,285   3.2000       3/20/13           --       16,236
                             Owens-Illinois, Inc.                  Sell     5,465   3.4100       3/20/13           --       64,405
                             Owens-Illinois, Inc.                  Sell     6,105   3.4600       3/20/13           --       84,609
                             Pulte Homes, Inc.                     Sell     4,525   2.8500       9/20/09           --      (54,897)

                  33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/ Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                              PAY/
                                                   BUY/SELL   NOTIONAL     RECEIVE                        PREMIUM
SWAP                                                 CREDIT     AMOUNT       FIXED      TERMINATION         PAID/
COUNTERPARTY   REFERENCE ENTITY                  PROTECTION     (000s)        RATE             DATE    (RECEIVED)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers
Special
Financing,
Inc.:
Continued
               Qwest Corp.                             Sell   $  2,255      4.7500%         3/20/13   $        --     $     70,796
               R.H. Donnelley Corp.                    Sell        285      5.0000          3/20/09       (28,500)         (28,063)
               Reliant Energy, Inc.                    Sell      3,925      2.1500          9/20/11            --         (311,284)
               Reliant Energy, Inc.                    Sell      2,250      2.5000          9/20/11            --         (155,210)
               Residential Capital LLC                 Sell     16,530      5.0000          6/20/08    (2,314,200)      (3,167,528)
               Residential Capital LLC                 Sell      1,775      5.0000          6/20/08      (230,750)        (340,131)
               Rite Aid Corp.                          Sell      2,320      1.3500          9/20/08            --         (100,927)
               Rite Aid Corp.                          Sell      5,400      1.3500          9/20/08            --         (234,916)
               Rite Aid Corp.                          Sell        525      1.4500          9/20/08            --          (22,583)
               Rite Aid Corp.                          Sell      2,930      3.2500          9/20/08            --         (100,373)
               Saks, Inc.                              Sell      2,930      1.7000          9/20/08            --              138
               Six Flags, Inc.                         Sell      7,590      5.2200          9/20/08            --         (738,416)
               Six Flags, Inc.                         Sell      2,465      7.0000          9/20/08            --         (219,710)
               Six Flags, Inc.                         Sell      1,950      5.0000          9/20/08            --         (191,677)
               Smithfield Foods, Inc.                  Sell      6,100      1.5800          3/20/12            --         (604,016)
               Smurfit-Stone Container
               Enterprises, Inc.                       Sell      2,560      6.7000          6/20/13            --          (23,260)
               Smurfit-Stone Container
               Enterprises, Inc.                       Sell      2,235      6.6000          6/20/13            --          (28,566)
               Sprint Nextel Corp.                     Sell      2,865      6.3000          3/20/09            --            5,555
               Standard Pacific Corp.                  Sell      3,550      5.0000          6/20/08      (426,000)         (39,185)
               Tenet Healthcare Corp.                  Sell      3,015      4.9000          3/20/09            --           58,648
               The Bear Stearns Cos., Inc.             Sell     29,535      1.6000          9/20/08            --         (193,779)
               The Hartford Financial Services
               Group, Inc.                             Sell      1,010      2.3500          3/20/09            --           13,329
               The Hartford Financial Services
               Group, Inc.                             Sell      1,040      2.3500          3/20/09            --           13,725
               Toys "R" Us, Inc.                       Sell        195      8.6100          3/20/09            --            7,060
               Toys "R" Us, Inc.                       Sell        200      8.6100          3/20/09            --            7,241
               Toys "R" Us, Inc.                       Sell      4,660      1.8500          9/20/08            --         (150,206)
               Toys "R" Us, Inc.                       Sell      6,250      1.9500          9/20/08            --         (198,394)
               Toys "R" Us, Inc.                       Sell      1,990      4.3000          9/20/08            --          (40,246)
               Toys "R" Us, Inc.                       Sell      3,015      3.2500          9/20/08            --          (76,494)
               Tribune Co.                             Sell      2,010      5.0000          3/20/10      (603,000)        (831,961)
               Tribune Co.                             Sell      2,110      5.0000          3/20/10      (664,650)        (873,352)
               Tribune Co.                             Sell      1,965      5.0000          3/20/10      (510,900)        (813,335)
               Tribune Co.                             Sell        985      5.0000          3/20/10      (325,050)        (407,702)
               Tribune Co.                             Sell      2,620      5.0000          3/20/10      (864,600)      (1,084,447)
               Tribune Co.                             Sell      2,660      5.0000          3/20/10      (931,000)      (1,101,003)
               Tribune Co.                             Sell      2,600      5.0000          3/20/10      (884,000)      (1,076,169)
               Tribune Co.                             Sell      2,205      7.4500          9/20/08            --         (221,779)
               Tribune Co.                             Sell      2,935      7.5500          9/20/08            --         (293,873)

                      34 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                            PAY/
                                                   BUY/SELL   NOTIONAL   RECEIVE                     PREMIUM
SWAP                                                 CREDIT     AMOUNT     FIXED    TERMINATION        PAID/
COUNTERPARTY         REFERENCE ENTITY            PROTECTION     (000s)      RATE           DATE   (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued
                     Tribune Co.                       Sell   $  1,180    7.5500%       9/20/08   $       --   $   (118,150)
                     Tribune Co.                       Sell      1,020    6.4000       12/20/08           --       (125,542)
                     Tribune Co.                       Sell      2,540    6.0000       12/20/08           --       (319,230)
                     Univision Communications,
                     Inc.                              Sell      4,455    5.0000        3/20/09     (378,675)      (431,302)
                     Univision Communications,
                     Inc.                              Sell      4,594    1.1500        6/20/08           --       (150,003)
                     Univision Communications,
                     Inc.                              Sell      2,350    3.0000       12/20/08           --       (210,727)
                     Univision Communications,
                     Inc.                              Sell      2,150    3.0000       12/20/08           --       (192,793)
                     Univision Communications,
                     Inc.                              Sell      2,301    1.1000        6/20/08           --        (75,418)
                     Washington Mutual, Inc.           Sell      8,135    4.4000       12/20/08           --       (178,106)
                     Washington Mutual, Inc.           Sell     15,025    5.1500       12/20/08           --       (247,624)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
                     El Paso Corp.                     Sell      2,725    2.9000        3/20/18           --        (44,875)
                     El Paso Corp.                     Sell      6,950    2.8900        3/20/18           --       (119,109)
                     Ford Motor Co.                    Sell     19,290    5.3000       12/20/12           --     (4,338,688)
                     Freescale Semiconductor,
                     Inc.                              Sell      2,520    5.0000        3/20/13     (469,350)      (527,527)
                     General Motors Corp.              Sell     12,860    4.0500       12/20/12           --     (2,691,894)
                     Reliant Energy, Inc.              Sell      1,965    2.0500        9/20/11           --       (161,639)
                     Smurfit-Stone Container
                     Enterprises, Inc.                 Sell      5,120    6.7000        6/20/13           --        (46,520)
                     TXU Corp.                         Sell      4,760    1.5300        6/20/11           --       (608,537)
                     TXU Corp.                         Sell      4,745    1.5800        6/20/11           --       (600,276)
                     TXU Corp.                         Sell      4,745    1.5900        6/20/11           --       (599,004)
                     TXU Corp.                         Sell      6,000    1.6200        6/20/11           --       (752,622)
                     TXU Corp.                         Sell      6,785    2.0600        6/20/11           --       (771,271)
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co.
International
Ltd.:
                     Aramark Corp.                     Sell      4,320    5.9200        3/20/13           --          3,430
                     Capmark Financial Group,
                     Inc.                              Sell      2,760    7.4000       12/20/12           --       (546,215)
                     Intelsat, Ltd.                    Sell      2,800    2.7500       12/20/08           --       (102,063)
                     J.C. Penney Co., Inc.             Sell      2,015    1.3000       12/20/17           --        (99,712)
                     J.C. Penney Co., Inc.             Sell      1,870    1.0700       12/20/17           --       (123,355)
                     Kohl's Corp.                      Buy       2,805    0.6600       12/20/17           --        192,964
                     Kohl's Corp.                      Buy       3,020    0.8700       12/20/17           --        160,984
                     Lennar Corp.                      Sell      8,835    2.9000       12/20/08           --       (241,858)
                     Massey Energy Co.                 Sell      3,860    5.1000        9/20/12           --        133,649
                     Massey Energy Co.                 Sell        925    5.2300        9/20/12           --         36,453
                     Residential Capital LLC           Sell      4,525    6.2000        9/20/08           --     (1,476,281)
                     Residential Capital LLC           Sell        995    5.0000        6/20/08     (144,275)      (190,665)
                     Sara Lee Corp.                    Buy       3,160    0.4180        9/20/12           --         87,368
                     The Hartford Financial
                     Services Group, Inc.              Sell      1,005    2.4000        3/20/09           --         13,760


                      35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/ Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                            PAY/
                                                 BUY/SELL   NOTIONAL     RECEIVE                       PREMIUM
SWAP                                               CREDIT     AMOUNT       FIXED   TERMINATION           PAID/
COUNTERPARTY         REFERENCE ENTITY          PROTECTION     (000s)        RATE          DATE      (RECEIVED)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                     ABX.HE.AA.06-2 Index            Sell    $ 1,845     0.1700%       5/25/46    $   (147,400)   $  (1,068,530)
                     ABX.HE.AA.06-2 Index            Sell      3,570     0.1700        5/25/46        (356,983)      (2,067,562)
                     Capmark Financial
                     Group, Inc.                     Sell      2,880     7.1500       12/20/12              --         (589,219)
                     Dean Foods Co.                  Sell      4,790     0.9500        6/20/11              --         (642,660)
                     Ford Motor Co.                  Sell     12,110     6.1500       12/20/16              --       (2,323,982)
                     Ford Motor Co.                  Sell        835     5.9000       12/20/16              --         (168,448)
                     General Motors Corp.            Sell      9,690     4.9000       12/20/16              --       (1,792,728)
                     General Motors Corp.            Sell        655     4.6200       12/20/16              --         (129,131)
                     Residential Capital LLC         Sell     13,380     6.1700        9/20/08              --       (4,369,721)
                     Residential Capital LLC         Sell      4,380     6.2500        9/20/08              --       (1,426,527)
                     Residential Capital LLC         Sell        385     5.0000        6/20/08         (51,975)         (73,775)
                     Residential Capital LLC         Sell        545     5.0000        6/20/08         (79,025)        (104,435)
                     Smithfield Foods, Inc.          Sell      3,780     1.5100        3/20/12              --         (383,390)
                     Smithfield Foods, Inc.          Sell      1,600     1.7700        3/20/12              --         (149,566)
---------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                     iStar Financial, Inc.           Sell      2,900     4.5600       12/20/12              --         (385,900)
                     Lehman Brothers Holdings,
                     Inc.                            Sell     11,820     1.5500        9/20/08              --         (292,344)
                     Massey Energy Co.               Sell        630     5.0500        9/20/12              --           20,654
                     Massey Energy Co.               Sell      2,195     5.1000        9/20/12              --           76,000
                                                                                                  -------------------------------
                                                                                                  $(36,509,707)   $(165,485,560)
                                                                                                  ===============================

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                                       NOTIONAL        PAID BY           RECEIVED BY        TERMINATION
COUNTERPARTY                                 AMOUNT       THE FUND              THE FUND               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                                                                Three-Month
International                        $  169,200,000         2.8440%        USD BBA LIBOR            2/28/10       $    (805,561)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:
                                                                             Three-Month
                                        190,800,000         3.9860         USD BBA LIBOR             2/1/15          (2,591,827)
                                                                             Three-Month
                                        108,900,000         4.8275         USD BBA LIBOR             2/1/28          (3,348,566)
                                                                                                                  ---------------
                                                                                                                  $  (6,745,954)
                                                                                                                  ===============

Abbreviation is as follows:

BBA LIBOR  British Bankers' Association London-Interbank Offered Rate

                      36 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                     NOTIONAL             PAID BY         RECEIVED BY     TERMINATION
COUNTERPARTY               AMOUNT            THE FUND            THE FUND            DATE         VALUE
---------------------------------------------------------------------------------------------------------
                                     If positive, the    If negative, the
                                      Total Return of     Total Return of
                                           the Lehman          the Lehman
                                        Brothers U.S.       Brothers U.S.
                                        CMBS AAA 8.5+       CMBS AAA 8.5+
                                           Index plus         Index minus
Barclays Bank plc    $ 11,860,000     20 basis points     20 basis points          6/1/08    $  380,454
---------------------------------------------------------------------------------------------------------
Citibank NA:
                                     If positive, the    If negative, the
                                      Total Return of     Total Return of
                                           the Lehman          the Lehman
                                        Brothers U.S.       Brothers U.S.
                                        CMBS AAA 8.5+       CMBS AAA 8.5+
                                           Index plus         Index minus
                        8,000,000     15 basis points     15 basis points          8/1/08       256,964
                                     If positive, the    If negative, the
                                      Total Return of     Total Return of
                                           the Lehman          the Lehman
                                        Brothers U.S.       Brothers U.S.
                                             CMBS AAA            CMBS AAA
                                          Index minus          Index plus
                       58,800,000     15 basis points     15 basis points          2/1/09       803,490
                                     If positive, the    If negative, the
                                      Total Return of     Total Return of
                                           the Lehman          the Lehman
                                        Brothers U.S.       Brothers U.S.
                                             CMBS AAA            CMBS AAA
                      100,000,000               Index               Index          2/1/09     1,353,980
---------------------------------------------------------------------------------------------------------
                                     If positive, the    If negative, the
                                      Total Return of     Total Return of
                                           the Lehman          the Lehman
                                        Brothers U.S.       Brothers U.S.
                                        CMBS AAA 8.5+       CMBS AAA 8.5+
                                           Index plus         Index minus
Deutsche Bank AG       18,900,000     15 basis points     15 basis points          8/1/08       607,077
---------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
                                     If positive, the    If negative, the
                                      Total Return of     Total Return of
                                           the Lehman          the Lehman
                                        Brothers U.S.       Brothers U.S.
                                        CMBS AAA 8.5+       CMBS AAA 8.5+
                                          Index minus          Index plus
                      104,400,000     35 basis points     35 basis points          8/1/08     3,367,396


                       37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                       NOTIONAL             PAID BY        RECEIVED BY    TERMINATION
COUNTERPARTY                 AMOUNT            THE FUND           THE FUND           DATE        VALUE
--------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
Continued
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                                             Index plus        Index minus
                       $115,300,000   42.5 basis points  42.5 basis points         6/1/08   $3,651,953
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                               CMBS AAA           CMBS AAA
                         57,650,000          8.5+ Index         8.5+ Index         6/1/08    1,844,351
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                                            Index minus         Index plus
                         11,500,000     25 basis points    25 basis points         2/1/09      155,118
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                                             Index plus        Index minus
                         13,900,000     40 basis points    40 basis points         6/1/08      440,522
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                                             Index plus        Index minus
                         22,260,000     15 basis points    15 basis points         8/1/09      709,643
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                                            Index minus         Index plus
                         11,815,000     55 basis points    55 basis points         5/1/08      382,862
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                               CMBS AAA           CMBS AAA
                         57,650,000          8.5+ Index         8.5+ Index         6/1/08    1,844,351

                       38 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                        NOTIONAL            PAID BY        RECEIVED BY    TERMINATION
COUNTERPARTY                  AMOUNT           THE FUND           THE FUND           DATE         VALUE
---------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
Continued
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                               CMBS AAA           CMBS AAA
                         $ 3,700,000         8.5+ Index         8.5+ Index         3/1/09    $  118,372
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                                            Index minus        Index plus
                          15,662,000    45 basis points    45 basis points          5/1/08      506,349
------------------       --------------------------------------------------------------------------------
Morgan Stanley:
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                                             Index plus        Index minus
                          30,130,000    30 basis points    30 basis points         8/1/08       731,342
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                                            Index minus         Index plus
                          47,830,000   225 basis points   225 basis points         8/1/08     1,160,666
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                          57,635,000              Index              Index         6/1/08     1,596,679
                                       If positive, the   If negative, the
                                        Total Return of    Total Return of
                                             the Lehman         the Lehman
                                          Brothers U.S.      Brothers U.S.
                                          CMBS AAA 8.5+      CMBS AAA 8.5+
                                             Index plus        Index minus
                           9,900,000    40 basis points    40 basis points         6/1/08       274,233

                       39 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                      NOTIONAL             PAID BY         RECEIVED BY    TERMINATION
COUNTERPARTY                AMOUNT            THE FUND            THE FUND           DATE          VALUE
----------------------------------------------------------------------------------------------------------
Morgan Stanley:
Continued
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                         CMBS AAA 8.5+            CMBS AAA
                                           Index minus     8.5+ Index plus
                      $ 11,860,000     90 basis points     90 basis points         6/1/08    $   328,640
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                              CMBS AAA            CMBS AAA
                        11,500,000               Index               Index         2/1/09        257,135
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                              CMBS AAA            CMBS AAA
                        19,300,000               Index               Index         3/1/09        447,194
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                         CMBS AAA 8.5+            CMBS AAA
                                           Index minus     8.5+ Index plus
                        38,230,000    250 basis points    250 basis points         3/1/09      4,520,866
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                         CMBS AAA 8.5+            CMBS AAA
                                           Index minus     8.5+ Index plus
                         6,640,000    350 basis points    350 basis points         3/1/09        792,047
----------------------------------------------------------------------------------------------------------
The Goldman
Sachs Group, Inc.:
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                         CMBS AAA 8.5+            CMBS AAA
                                           Index minus     8.5+ Index plus
                        56,030,000     50 basis points     50 basis points         8/1/08      1,640,411
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                              CMBS AAA            CMBS AAA
                        55,270,000          8.5+ Index          8.5+ Index         3/1/09      1,511,696

                       40 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                      NOTIONAL             PAID BY         RECEIVED BY     TERMINATION
COUNTERPARTY                AMOUNT            THE FUND            THE FUND            DATE           VALUE
------------------------------------------------------------------------------------------------------------
The Goldman
Sachs Group, Inc.:
Continued
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                         CMBS AAA 8.5+            CMBS AAA
                                           Index minus     8.5+ Index plus
                       $19,400,000     50 basis points     50 basis points           3/1/09    $   626,490
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                         CMBS AAA 8.5+            CMBS AAA
                                           Index minus     8.5+ Index plus
                        11,400,000    250 basis points    250 basis points           3/1/09        788,352
                                      If positive, the    If negative, the
                                       Total Return of     Total Return of
                                            the Lehman          the Lehman
                                         Brothers U.S.       Brothers U.S.
                                         CMBS AAA 8.5+            CMBS AAA
                                           Index minus     8.5+ Index plus
                        42,460,000    200 basis points    200 basis points           3/1/09      4,228,873
                                                                                               -------------
                                                                                               $35,327,506
                                                                                               =============

Abbreviation is as follows:

CMBS  Commercial Mortgage Backed Securities

                        41 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

March 31, 2008

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,336,272,698)                                           $ 2,102,989,418
Affiliated companies (cost $50,105,512)                                                     50,105,512
                                                                                       -----------------
                                                                                         2,153,094,930
--------------------------------------------------------------------------------------------------------
Cash                                                                                         2,285,131
--------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $8,288,896)                                              37,328,928
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                  43,145,694
Investments sold                                                                            11,307,661
Shares of beneficial interest sold                                                             886,788
Other                                                                                          673,372
                                                                                       -----------------
Total assets                                                                             2,248,722,504

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $28,220,811)                                            174,232,936
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $1,677,569 purchased on a when-issued or delayed
delivery basis)                                                                             14,027,252
Shares of beneficial interest redeemed                                                       4,353,585
Dividends                                                                                    3,079,529
Distribution and service plan fees                                                           1,025,391
Transfer and shareholder servicing agent fees                                                  295,518
Futures margins                                                                                146,025
Trustees' compensation                                                                          52,799
Shareholder communications                                                                      45,719
Other                                                                                           37,554
                                                                                       -----------------
Total liabilities                                                                          197,296,308

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 2,051,426,196
                                                                                       =================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $       259,544
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               2,920,984,393
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           16,491,692
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (551,729,637)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                         (334,579,796)
                                                                                       -----------------
NET ASSETS                                                                             $ 2,051,426,196
                                                                                       =================

                      42 | OPPENHEIMER CHAMPION INCOME FUND

-------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,358,158,801 and 171,802,566 shares of beneficial interest outstanding)           $   7.91
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                            $   8.30
-------------------------------------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $147,421,708 and 18,669,193 shares of beneficial interest outstanding)              $   7.90
-------------------------------------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $209,982,732 and 26,590,727 shares of beneficial interest outstanding)              $   7.90
-------------------------------------------------------------------------------------------------

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $37,547,183 and 4,748,471 shares of beneficial interest outstanding)                $   7.91
-------------------------------------------------------------------------------------------------

Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $298,315,772 and 37,733,222 shares of beneficial interest outstanding)   $   7.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      43 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2008

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------

Interest                                                               $ 93,006,547
-------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $32,836)      1,682,045
Affiliated companies                                                      2,492,174
-------------------------------------------------------------------------------------
Fee income                                                                  136,008
-------------------------------------------------------------------------------------
Portfolio lending fees                                                          287
                                                                       --------------
Total investment income                                                  97,317,061

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------

Management fees                                                           6,656,881
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   1,777,169
Class B                                                                     949,490
Class C                                                                   1,217,515
Class N                                                                     104,549
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   1,433,554
Class B                                                                     219,180
Class C                                                                     257,671
Class N                                                                      84,566
Class Y                                                                      49,690
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     104,806
Class B                                                                      24,713
Class C                                                                      17,039
Class N                                                                       2,232
Class Y                                                                          35
-------------------------------------------------------------------------------------
Trustees' compensation                                                       21,063
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                   7,270
-------------------------------------------------------------------------------------
Administration service fees                                                     750
-------------------------------------------------------------------------------------
Other                                                                        19,342
                                                                       --------------
Total expenses                                                           12,947,515
Less reduction to custodian expenses                                         (3,830)
Less waivers and reimbursements of expenses                                 (66,177)
                                                                       --------------
Net expenses                                                             12,877,508

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    84,439,553

                       44 | OPPENHEIMER CHAMPION INCOME FUND

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies                                   $ (30,942,020)
Closing and expiration of futures contracts                                 (24,909,700)
Foreign currency transactions                                                 1,306,022
Short positions                                                                  73,020
Swap contracts                                                              (83,760,511)
                                                                          ---------------
Net realized loss                                                          (138,233,189)
-----------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                (174,057,212)
Translation of assets and liabilities denominated in foreign currencies         (27,895)
Futures contracts                                                              (768,202)
Short positions                                                                (119,843)
Swap contracts                                                              (79,548,089)
                                                                          ---------------
Net change in unrealized depreciation                                      (254,521,241)

-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(308,314,877)
                                                                          ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       45 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS              YEAR
                                                                                         ENDED             ENDED
                                                                                MARCH 31, 2008     SEPTEMBER 30,
                                                                                   (UNAUDITED)              2007
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------

Net investment income                                                          $    84,439,553    $   178,607,214
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                          (138,233,189)        41,046,329
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                             (254,521,241)       (35,884,395)
                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations                   (308,314,877)       183,769,148

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                            (57,599,497)      (126,986,094)
Class B                                                                             (6,136,877)       (18,135,514)
Class C                                                                             (7,955,016)       (17,968,771)
Class N                                                                             (1,454,575)        (3,158,921)
Class Y                                                                            (11,299,472)       (12,401,572)
                                                                               -------------------------------------
                                                                                   (84,445,437)      (178,650,872)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                           (151,504,458)       883,276,106
Class B                                                                            (60,917,756)        35,082,464
Class C                                                                            (24,616,456)        86,663,279
Class N                                                                             (3,789,904)        16,601,704
Class Y                                                                            131,731,137        215,751,297
                                                                               -------------------------------------
                                                                                  (109,097,437)     1,237,374,850

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                         (501,857,751)     1,242,493,126
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                              2,553,283,947      1,310,790,821
                                                                               -------------------------------------

End of period (including accumulated net investment income
of $16,491,692 and $16,497,576, respectively)                                  $ 2,051,426,196    $ 2,553,283,947
                                                                               =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       46 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS
                                           ENDED
                                  MARCH 31, 2008                                                     YEAR ENDED SEPTEMBER 30,
CLASS A                              (UNAUDITED)             2007           2006           2005             2004         2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                 $      9.36      $      9.32      $    9.40      $    9.50      $      9.17     $    8.05
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                       .32 1            .65 1          .64 1          .62 1            .69           .78
Net realized and
unrealized gain (loss)                    (1.45)             .04           (.08)          (.09)             .33          1.12
                                 -----------------------------------------------------------------------------------------------
Total from investment
operations                                (1.13)             .69            .56            .53             1.02          1.90
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                     (.32)            (.65)          (.64)          (.63)            (.69)         (.78)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $      7.91      $      9.36      $    9.32      $    9.40      $      9.50     $    9.17
                                  ==============================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 2                           (12.30)%           7.51%          6.12%          5.65%           11.40%        24.62%

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                      $ 1,358,159      $ 1,772,880      $ 886,223      $ 936,925      $ 1,003,748     $ 876,600
--------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                      $ 1,567,007      $ 1,851,296      $ 904,474      $ 992,935      $   953,063     $ 783,469
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                      7.35%            6.86%          6.84%          6.52%            7.28%         8.98%
Total expenses                             1.00% 4          1.00% 4        1.11%          1.08%            1.07%         1.08%
Expenses after payments,
waivers and/or
reimbursements and
reduction to custodian expenses            1.00%            0.99%          1.11%          1.08%            1.07%         1.08%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      44% 5            49% 5          64%            53%              58%           68%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2008                               1.00%
      Year Ended September 30, 2007                                 1.01%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended March 31, 2008          $ 110,065,149       $ 100,690,917
Year Ended September 30, 2007            $ 132,979,285       $ 140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       47 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

                                         SIX MONTHS
                                              ENDED
                                     MARCH 31, 2008                                                    YEAR ENDED SEPTEMBER 30,
CLASS B                                 (UNAUDITED)            2007            2006            2005            2004        2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period      $    9.34       $    9.31       $    9.39       $    9.49       $    9.16   $    8.04
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .28 1           .58 1           .57 1           .55 1           .61         .71
Net realized and unrealized gain (loss)       (1.44)            .02            (.09)           (.10)            .34        1.12
                                          ---------------------------------------------------------------------------------------
Total from investment operations              (1.16)            .60             .48             .45             .95        1.83
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income           (.28)           (.57)           (.56)           (.55)           (.62)       (.71)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    7.90       $    9.34       $    9.31       $    9.39       $    9.49   $    9.16
                                          =======================================================================================
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           (12.59)%          6.57%           5.33%           4.87%          10.58%      23.71%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)  $ 147,422       $ 239,673       $ 202,567       $ 297,056       $ 425,072   $ 479,887
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 189,556       $ 298,233       $ 242,063       $ 362,813       $ 463,835   $ 449,354
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          6.47%           6.08%           6.09%           5.75%           6.57%       8.27%
Total expenses                                 1.83% 4         1.79% 4         1.87%           1.82%           1.81%       1.84%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                          1.83%           1.78%           1.87%           1.82%           1.81%       1.84%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          44%  5          49% 1           64%             53%             58%         68%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2008   1.83%
      Year Ended September 30, 2007     1.80%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended March 31, 2008       $ 110,065,149             $ 100,690,917
Year Ended September 30, 2007         $ 132,979,285             $ 140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      48 | OPPENHEIMER CHAMPION INCOME FUND

                                                SIX MONTHS
                                                     ENDED
                                            MARCH 31, 2008                                        YEAR ENDED SEPTEMBER 30,
CLASS C                                        (UNAUDITED)         2007         2006         2005         2004        2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $    9.35    $    9.31    $    9.39    $    9.49    $    9.16   $    8.04
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .28 1        .57 1        .57 1        .55 1        .62         .71
Net realized and unrealized gain (loss)              (1.45)         .04         (.08)        (.10)         .33        1.12
                                                 ---------------------------------------------------------------------------
Total from investment operations                     (1.17)         .61          .49          .45          .95        1.83
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.28)        (.57)        (.57)        (.55)        (.62)       (.71)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    7.90    $    9.35    $    9.31    $    9.39    $    9.49   $    9.16
                                                 ===========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (12.67)%       6.69%        5.34%        4.86%       10.59%      23.71%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $ 209,982    $ 275,373    $ 187,917    $ 218,850    $ 246,301   $ 240,077
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 243,038    $ 295,414    $ 199,183    $ 237,000    $ 249,356   $ 208,876
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 6.55%        6.08%        6.09%        5.77%        6.55%       8.23%
Total expenses                                        1.80% 4      1.78% 4      1.86%        1.82%        1.82%       1.84%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 1.80%        1.77%        1.86%        1.82%        1.82%       1.84%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 44% 5        49% 5        64%          53%          58%         68%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008   1.80%
        Year Ended September 30, 2007     1.79%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2008           $ 110,065,149       $ 100,690,917
Year Ended September 30, 2007             $ 132,979,285       $ 140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      49 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued
-------------------------------------------------------------------------------

                                                SIX MONTHS
                                                     ENDED
                                            MARCH 31, 2008                                        YEAR ENDED SEPTEMBER 30,
CLASS N                                        (UNAUDITED)         2007         2006         2005         2004        2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   9.36     $   9.32     $   9.41     $   9.51     $   9.17    $   8.05
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .30 1        .61 1        .60 1        .58 1        .67         .75
Net realized and unrealized gain (loss)              (1.45)         .04         (.09)        (.09)         .32        1.11
                                                  --------------------------------------------------------------------------
Total from investment operations                     (1.15)         .65          .51          .49          .99        1.86
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.30)        (.61)        (.60)        (.59)        (.65)       (.74)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   7.91     $   9.36     $   9.32     $   9.41     $   9.51    $   9.17
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (12.48)%       7.05%        5.62%        5.23%       11.07%      24.10%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $ 37,547     $ 48,347     $ 31,626     $ 30,491     $ 29,008    $ 13,658
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 41,950     $ 49,180     $ 30,578     $ 30,252     $ 22,249    $  9,534
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 6.93%        6.42%        6.46%        6.12%        6.78%       8.47%
Total expenses                                        1.49% 4      1.45% 4      1.57%        1.55%        1.54%       1.71%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 1.42%        1.42%        1.48%        1.48%        1.48%       1.50%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 44% 5        49% 5        64%          53%          58%         68%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008       1.49%
        Year Ended September 30, 2007         1.46%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2008          $  110,065,149      $  100,690,917
Year Ended September 30, 2007            $  132,979,285      $  140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      50 | OPPENHEIMER CHAMPION INCOME FUND

                                                                 SIX MONTHS
                                                                      ENDED
                                                             MARCH 31, 2008   YEAR ENDED SEPTEMBER 30,
CLASS Y                                                         (UNAUDITED)          2007       2006 1
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                              $    9.36     $    9.32       $  9.28
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                 .33           .68           .05
Net realized and unrealized gain (loss)                               (1.45)          .04           .05
                                                                  ---------------------------------------
Total from investment operations                                      (1.12)          .72           .10
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                                   (.33)         (.68)         (.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $    7.91     $    9.36       $  9.32
                                                                  =======================================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (12.13)%        7.90%         1.04%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                          $ 298,316     $ 217,011       $ 2,458
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $ 289,563     $ 171,898       $ 1,058
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                  7.80%         7.21%         7.65%
Total expenses                                                         0.61% 5       0.63% 5       0.63%
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                        0.61%         0.62%         0.63%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  44% 6         49% 6         64%

1. For the period from September 1, 2006 (inception of offering) to September 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculatedon the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008        0.61%
        Year Ended September 30, 2007          0.64%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:


                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2008           $ 110,065,149       $ 100,690,917
Year Ended September 30, 2007             $ 132,979,285       $ 140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      51 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), believes does not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale,

                      52 | OPPENHEIMER CHAMPION INCOME FUND
the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

      As of March 31, 2008, the Fund held no securities sold short.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                             WHEN-ISSUED OR DELAYED
                                        DELIVERY BASIS TRANSACTIONS
        -----------------------------------------------------------
        Purchased securities                            $ 1,677,569

                      53 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities with an aggregate market value of $3,897,686, representing 0.19% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                      54 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

During the fiscal year ended September 30, 2007, the Fund utilized $19,556,559 of capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2007, the Fund had available for federal income tax purposes straddle losses of $16,420 and unused capital loss carryforwards as follows:

                      55 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                    EXPIRING
                    ------------------------
                    2009       $  18,608,810
                    2010          94,306,197
                    2011         235,839,091
                    2012          63,585,840
                               -------------
                    Total      $ 412,339,938
                               =============

As of March 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $550,589,547 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

       Federal tax cost of securities          $  2,387,512,257
       Federal tax cost of other investments         14,341,691
                                               ----------------
       Total federal tax cost                  $  2,401,853,948
                                               ================
       Gross unrealized appreciation           $     60,354,328
       Gross unrealized depreciation               (396,064,558)
                                               ----------------
       Net unrealized depreciation             $   (335,710,230)
                                               ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

                      56 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                      57 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED MARCH 31, 2008           YEAR ENDED SEPTEMBER 30, 2007
                                  SHARES            AMOUNT           SHARES                 AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                          14,528,587   $   127,894,821       35,466,580        $   336,327,620
Dividends and/or
distributions reinvested       4,831,357        41,405,859        9,698,105             91,723,787
Acquisition-Note 11                   --                --      108,025,333          1,011,117,121
Redeemed                     (37,062,502)     (320,805,138) 1   (58,772,157)          (555,892,422) 2
                           ----------------------------------------------------------------------------
Net increase (decrease)      (17,702,558)  $  (151,504,458)      94,417,861        $   883,276,106
                           ============================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,005,517   $     8,798,154        3,336,652        $    31,635,011
Dividends and/or
distributions reinvested         512,463         4,397,955        1,320,438             12,483,718
Acquisition-Note 11                   --                --       17,042,821            159,350,375
Redeemed                      (8,496,062)      (74,113,865) 1   (17,812,677)          (168,386,640) 2
                           ----------------------------------------------------------------------------
Net increase (decrease)       (6,978,082)  $   (60,917,756)       3,887,234        $    35,082,464
                           ============================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                           1,657,934   $    14,385,437        5,098,017        $    48,283,058
Dividends and/or
distributions reinvested         684,856         5,859,559        1,382,307             13,060,621
Acquisition-Note 11                   --                --       12,784,836            119,538,213
Redeemed                      (5,218,741)      (44,861,452) 1    (9,983,124)           (94,218,613) 2
                           ----------------------------------------------------------------------------
Net increase (decrease)       (2,875,951)  $   (24,616,456)       9,282,036        $    86,663,279
                           ============================================================================

-------------------------------------------------------------------------------------------------------
CLASS N
Sold                             549,289   $     4,752,887        1,638,491        $    15,529,357
Dividends and/or
distributions reinvested         156,106         1,336,268          312,180              2,952,879
Acquisition-Note 11                   --                --        1,906,127             17,841,351
Redeemed                      (1,123,419)       (9,879,059) 1    (2,082,370)           (19,721,883) 2
                           ----------------------------------------------------------------------------
Net increase (decrease)         (418,024)  $    (3,789,904)       1,774,428        $    16,601,704
                           ============================================================================

-------------------------------------------------------------------------------------------------------
CLASS Y
Sold                          15,213,462   $   137,681,593       10,278,556        $    97,425,003
Dividends and/or
distributions reinvested       1,327,921        11,299,328        1,313,480             12,401,000
Acquisition-Note 11                   --                --       14,000,558            131,045,225
Redeemed                      (2,005,308)      (17,249,784) 1    (2,659,205)           (25,119,931) 2
                           ----------------------------------------------------------------------------
Net increase                  14,536,075   $   131,731,137       22,933,389        $   215,751,297
                           ============================================================================

1. Net of redemption fees of $10,916, $1,320, $1,693, $292 and $2,017 for Class
A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $30,961, $4,987, $4,940, $822 and $2,875 for Class
A, Class B, Class C, Class N and Class Y, respectively.

                      58 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2008, were as follows:

                                          PURCHASES            SALES
        -------------------------------------------------------------
        Investment securities           $ 864,493,985   $ 939,683,594
        U.S. government and
        government agency obligations         858,047       2,404,715
        To Be Announced (TBA)
        mortgage-related securities       110,065,149     100,690,917

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

              FEE SCHEDULE
              --------------------------
              Up to $250 million   0.70%
              Next $250 million    0.65
              Next $500 million    0.60
              Next $500 million    0.55
              Over $1.5 billion    0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $2,134,974 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of

                      59 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $34,580,753, $15,142,156 and $937,052, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
March 31, 2008       $ 171,313        $ 11,011       $ 229,392         $ 8,846           $ 569

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2008, OFS waived $14,718, for Class N. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2008, the Manager waived $51,459 for IMMF management fees.

                      60 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of March 31, 2008, the Fund did not hold any forward contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract

                      61 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing

                      62 | OPPENHEIMER CHAMPION INCOME FUND
the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

      As of March 31, 2008, the Fund had no securities on loan.

                      63 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
11. ACQUISITION OF OPPENHEIMER HIGH YIELD FUND

On October 12, 2006, the Fund acquired all of the net assets of Oppenheimer High Yield Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer High Yield Fund shareholders on October 6, 2006. The Fund issued (at an exchange ratio of 1.002190 for Class A, 0.987734 for Class B, 1.000555 for Class C, 1.004023 for Class N and 0.994003 for Class Y of the Fund to one share of Oppenheimer High Yield Fund) 108,025,333; 17,042,821; 12,784,836; 1,906,127
and 14,000,558 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $1,011,117,121, $159,350,375, $119,538,213, $17,841,351 and $131,045,225 in exchange for the net assets, resulting in combined Class A net assets of $1,902,537,798, Class B net assets of $357,014,957, Class C net assets of $307,592,608, Class N net assets of $49,937,524 and Class Y net assets of $133,635,056 on October 12, 2006. The net assets acquired included net unrealized depreciation of $16,053,542 and an unused capital loss carryforward of $602,679,762, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                      64 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        65 | OPPENHEIMER CHAMPION INCOME FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008